Financial Instruments And Risks - Summary of The Changes In Level 3 Instruments (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Assets	¥ 149,533,514
Assets	248,890,247	¥ 149,533,514
Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,842,839	2,632,890	¥ 7,059,316
Additions		1,353,173	12,002,979
Disposal	(1,266,827)	(1,961,315)	(16,439,194)
Transfer into level 3		1,477,950
Gains or losses recognized in profit or loss	(309,517)	(659,859)	9,789
Assets	¥ 1,266,495	¥ 2,842,839	¥ 2,632,890